RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule Of Related Party Transactions
Name of related party	Nature of transaction	For the year ended December 31, 2021	For the year ended December 31, 2020
BZIM	No transaction during the year	NA	NA
ZNTB	Office rental paid on behalf of the Group	$189,235	-
BXDT	System service fee	$485,190	-
HZTC	System service fee	$739,016	-